As filed with the Securities and Exchange Commission on June 24, 2013

File No. 333-87632
File No. 811-07974

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 18

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50

Farm Bureau Life Annuity Account

(Exact Name of Registrant)

Farm Bureau Life Insurance Company

(Name of Depositor)

5400 University Avenue
West Des Moines, Iowa 50266
1-515-225-5400
(Address and Telephone Number of Principal Executive Office)

David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP

700 Sixth N.W., Suite 700

Washington, D.C. 20001-3980

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b);

☐	on May 1, 2013 pursuant to paragraph (b);
☒	60 days after filing pursuant to paragraph (a)(1);

☐	on May 1, 2013 pursuant to paragraph (a)(1) of Rule 485.

Securities being offered: Nonparticipating Variable Annuity Contracts

FARM BUREAU LIFE INSURANCE COMPANY

Farm Bureau Life Annuity Account

Supplement Dated September 2, 2013

to the

Prospectus for Nonparticipating Variable Annuity Contract

(dated May 1, 2013)

This supplement updates certain information about the nonparticipating variable annuity contract (the “Contract”) included in the above referenced prospectus.  Please read this supplement carefully and retain it with your Contract prospectus for future reference.

Effective October 1, 2013, we will no longer waive the annual administrative charge for Owners whose initial premium payment or Accumulated Value on the most recent Contract Anniversary is $100,000 or greater.  The current charge for the Incremental Death Benefit Rider for issue ages 0-65 will also be increased to the maximum guaranteed level specified in the Rider and prospectus for the Contract.  In addition, effective October 1, 2013, our prior approval may be required for premium payments greater than $250,000 and we may otherwise limit or restrict the amount of any premium payment as we deem appropriate.  In that regard, we are modifying the sections of the prospectus noted below.

On page 5 of the prospectus, footnote (3) pertaining to the annual administrative charge in the section entitled, “FEE TABLES — Periodic Charges,” is replaced in its entirety with the following:

(3) We deduct an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

On page 5 of the prospectus, footnote (5) pertaining to the charge for the Incremental Death Benefit Rider in the section entitled, “FEE TABLES — Periodic Charges (optional benefit riders only)” is replaced in its entirety with the following:

(5) The maximum current charge for the Incremental Death Benefit Rider shown in the Periodic Charges table is for all issue ages.

On page 9 of the prospectus, the fifth sentence in the section entitled “SUMMARY OF THE CONTRACT—Premiums” is replaced in its entirety with the following:

Premium payments greater than $250,000 are subject to Company approval.  We reserve the right to limit or restrict the amount of a premium payment as we deem appropriate.

On page 11 of the prospectus, in the section entitled, “SUMMARY OF THE CONTRACT — CHARGES AND DEDUCTIONS,” the following paragraphs are amended to read as follows:

Annual Administrative Charge.  We deduct an annual administrative charge of $45, on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see “CHARGES AND DEDUCTIONS — Annual Administrative Charge”).

Incremental Death Benefit Rider.  We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.30% of Accumulated Value (see “CHARGES AND DEDUCTIONS — Incremental Death Benefit Rider”).

On page 21 of the prospectus, the fifth sentence in the first paragraph in the section entitled “DESCRIPTION OF ANNUITY CONTRACT —Premiums” is replaced in its entirety with the following:

1

Premium payments greater than $250,000 are subject to Company approval.  We reserve the right to limit or restrict the amount of a premium payment as we deem appropriate.

On page 34 of the prospectus, the fifth sentence in the first paragraph in the section entitled “DESCRIPTION OF ANNUITY CONTRACT — Death Benefit Before the Retirement Date — Incremental Death Benefit Rider” is replaced in its entirety with the following:

If you elect this rider, we will deduct 0.30% of your Contract’s Accumulated Value on each Contract Anniversary (see “CHARGES AND DEDUCTIONS — Incremental Death Benefit Rider”).

On page 40 of the prospectus, the section entitled “CHARGES AND DEDUCTIONS — Annual Administrative Charge” is replaced in its entirety with the following:

We currently apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.  (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract.  We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

On page 41 of the prospectus, the first sentence in the first paragraph in the section entitled “CHARGES AND DEDUCTIONS — Incremental Death Benefit Rider” is replaced in its entirety with the following:

We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.30% of Accumulated Value.

*              *              *

If you have any questions regarding this supplement, please contact the Company at 1-800-247-4170 or contact your registered representative.

2

This registration statement incorporates herein by reference the prospectus dated May 1, 2013, and the statement of additional information dated May 1, 2013, included in Post-Effective Amendment No. 17 to the registration statement on Form N-4 (File Nos. 333-87632 and 811-07974) filed on April 29, 2013, pursuant to paragraph (b) of Rule 485.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	(1)	All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2)	Financial Statements Schedules I, III, IV.(13)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information

Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

All required financial statements are included in Part B.

(b)		Exhibits

	(1)	Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the “Company”) establishing Farm Bureau Life Annuity Account (the “Account”).(1)

	(2)	Not Applicable.

	(3)	(a) Underwriting Agreement.(9)

(b) Paying Agent Agreement.(3)

	(4)	(a) Contract Form.(6)

(b) Variable Settlement Agreement.(5)

(c) Incremental Death Benefit Rider.(5)

	(5)	(a) Contract Application.(5)

(b) Suitability Supplement.(5)

	(6)	(a) Articles of Incorporation of the Company.(1)

(b) By-Laws of the Company.(1)

	(7)	Not Applicable.

	(8)	(a) Amended and Restated Participation agreement relating to EquiTrust Variable Insurance Series Fund.(8)

(a)(1) Administrative Services Agreement.(11)

(b) Participation Agreement relating to Federated Insurance Series Fund (12)

(b)(1) First Addendum to Fund Participation Agreement.(12)

(c) Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Funds.(9)

(c)(1) Amended and Restated Service Contract.(11)

(c)(2) Service Agreement.(11)

(d) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(2)

(d)(1) Amended Schedule to Participation Agreement.(4)

(d)(2) Amended Schedule to Participation Agreement.(9)

(e) Participation Agreement and Shareholders Services Agreement relating to American Century Funds.(4)

(e)(1) Amendment to Shareholder Services Agreement.(7)

(e)(2) Amendment to Participation Agreement.(9)

(e)(3) Amendment to Shareholder Services Agreement.(9)

(e)(4) Novation Agreement relating to American Century Investment Services, Inc. (10)

(f) Participation Agreement and Administrative Services Agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(4)

(f)(1) Amended Schedule to Participation Agreement and 12b-1 Agreement.(7)

(f)(2) Supplemental Agreement (Rule 22c-2).(8)

(f)(3) Amended Schedule to Participation Agreement.(9)

(f)(4) Amended Schedule to Administrative Services Agreement.(9)

(g) Participation Agreement relating to Franklin Templeton Funds.(4)

(g)(1) Amendment to Participation Agreement.(9)

(g)(2) Amendment to Participation Agreement.(7)

(g)(3) Amendment to Participation Agreement.(9)

(g)(4) Amendment to Participation Agreement.(9)

(g)(5) Amendment to Participation Agreement.(13)

(h) Participation Agreement relating to JP Morgan Series Trust II.(4)

(h)(1) Amendment to Participation Agreement (Rule 22c-2).(8)

(h)(2) Amendment to Participation Agreement. (10)

(h)(3) Amendment to Supplemental Payment Agreement. (10)

(i) Participation Agreement relating to Summit Pinnacle Series.(4)

(i)(1) Amendment to Participation Agreement.(9)

(i)(2) Rule 12b-1 Agreement.(9)

(i)(3) Amendment to Administrative Services Agreement.(9)

(j)(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(8)

(j)(2) American Century Shareholder Information Agreement (Rule 22c-2).(8)

(j)(3) Federated Shareholder Information Agreement (Rule 22c-2).(12)

(j)(4) Fidelity Shareholder Information Agreement (Rule 22c-2).(8)

(j)(5) Franklin Shareholder Information Agreement (Rule 22c-2).(8)

(j)(6) Summit Shareholder Information Agreement (Rule 22c-2).(8)

(9)	Opinion and Consent of David A. McNeill, Esquire.(13)

(10)	(a) Consent of Sutherland Asbill & Brennan LLP.(13)

(b) Consent of Ernst & Young LLP.(14)

(c) Opinion and Consent of Carolyn Eddy Langenwalter, Illustration Actuary.(14)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(13)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(4)

Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(5)	Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.

(6)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on August 13, 2002.

(7)

Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-87632) as filed with the Securities and Exchange Commission on April 29, 2005.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 30, 2007.

(9)	Incorporated herein by reference to Post Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 29, 2008.

(10)	Incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on May 27, 2010.

(11)	Incorporated herein by reference to Post Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 29, 2011.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 27, 2012.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 29, 2013.

(14)	Filed herein.

Item 25. Directors and Officers of the Company

Name and
Principal Business Address*	Positions and Offices
Steven L. Baccus	Director

James A. Holte	Director

Doyle Johannes	Director

Doug Gronau	Director

Robert A. Hanson	Director

Perry E. Livingston	Director

Jim McKnight	Director

Charles E. Norris	Director

Steve Nelson	Director

Kevin J. Paap	Director

Frank S. Priestley	Director

Kevin G. Rogers	Director

Calvin L. Rozenboom	Director

Michael L. Spradling	Director

Philip J. Sundblad	Director

Scott E. VanderWal	Director

Michael S. White	Director

Craig D. Hill	Chairman and Director

Leland J. Hogan	Vice Chairman and Director

James P. Brannen	Chief Executive Officer

Dennis J. Presnall	Senior Vice President and Secretary

Richard J. Kypta	Chief Operating Officer — Life Companies

Name and
Principal Business Address*	Positions and Offices
Donald J. Seibel	Chief Financial Officer and Chief Administrative Officer, Treasurer

Charles T. Happel	Chief Investment Officer

David A. McNeill	General Counsel and Assistant Secretary

Daniel D. Pitcher	Chief Operating Officer—Property Casualty Companies

David T. Sebastian	Vice President—Strategy and Business Development

Lori Geadelmann	Vice President—Assistant General Counsel, Assistant Secretary and Corporate Compliance Officer

Paul Grinvalds	Life Operations & Product Management Vice President

Lori K. Strottman	Vice President—Human Resources

Ray Wasilewski	Vice President—Information Technology

Michael Mock	Vice President—Assistant General Counsel

Scott S. Shuck	Vice President—Marketing & Sales Services

Robert A. Simons	Vice President—Assistant General Counsel and Assistant Secretary

Cyrus S. Winters	Vice President—Sales

Tony Aldridge	Accounting Vice President

Rod Babbit	Regional Vice President

Laura Kellen Beebe	Securities Vice President

Nancy Doll	Marketing Communications Vice President

Rich Duryea	Regional Vice President

Carolyn Eddy Langenwalter	Illustration Actuary

Gary D. Harms	Agency Administration Vice President

Steven M. Knutzen	Life Sales Development Vice President

Dan Koster	Marketing Research and Analysis Vice President

Kurt G Larsen	Facilities Development Vice President

Danielle Kuhn	Accounting Vice President

Ronnie G. Lee	Regional Vice President

Brian Mamola	Vice President—Corporate Actuarial Appointed Actuary

Jackie Marino	Life Underwriting Vice President—Governance and Chief Underwriter

Mia Murdock	Regional Vice President

David Merlo	Customer Marketing and Integration Vice President

Joel Jacobsen	Regional Vice President

Richard Murdock	Regional Vice President

Kenneth (Kip) G. Peters	Technical Services Vice President

Name and
Principal Business Address*	Positions and Offices
Larry Riley	Regional Vice President

Herman Riva	Securities Vice President

Kristi Rojohn	Compliance Vice President

Robert J. Rummelhart	Investment Vice President

Janice K. Sewright	Vice President—Accounting

Douglas V. Shelton	Vice President—Tax & Corporate Planning

Christopher T. Shryack	Vice President—Life Sales

Roger PJ Soener	Investment Vice President, Real Estate

*                 The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

FBL-FINANCIAL GROUP, INC.

Ownership Chart

03/31/2013

Item 27. Number of Contract Owners

As of April 16, 2013, there were 5,833 Qualified Contract Owners and 957 Non-Qualified Contract Owners.

Item 28. Indemnification

Article IX of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) FBL Marketing Services, LLC is the registrant’s principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of FBL Marketing Services, LLC

Name and
Principal Business Address*	Positions and Offices
Chris Shryack	President and Manager

James P. Brannen	Chief Executive Officer

Don Seibel	Chief Financial Officer and Treasurer

Richard J. Kypta	Executive Vice President

Dan Pitcher	Executive Vice President

David A. McNeill	General Counsel

Charles T. Happel	Chief Investment Officer

Cy Winters	Vice President — Sales and Manager

Robert A. Simons	Vice President — Assistant General Counsel — Securities

Doug Shelton	Vice President — Tax & Corporate Planning

Lori Geadelmann	Corporate Compliance Officer, Vice President — Assistant General Counsel and Manager

Kristi Rojohn	Compliance Vice President, Secretary and Manager

Deborah K. Peters	Chief Compliance Officer, Broker/Dealer Compliance Vice President

Tony Aldridge	Accounting Vice President

Clint May	Counsel

Jennifer Morgan	Assistant Secretary

Erika Horstmann	Assistant Secretary

Sara Tamisiea	Assistant Secretary

Kari St. Clair	Indiana OSJ Principal

*              The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

	Net Underwriting
Name of Principal	Discounts and	Compensation on	Brokerage
Underwriter	Commissions	Redemption	Commission	Compensation*
FBL Marketing Services, Inc.	$891,288	NA	NA	$44,529

*              Registered representative fees

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Item 31. Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either: (i) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 24th day of June, 2013.

FARM BUREAU LIFE ANNUITY ACCOUNT
(Registrant)

By:	/s/ Craig D. Hill
Craig D. Hill
Chairman

By:	FARM BUREAU LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Craig D. Hill
Craig D. Hill
Chairman
Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Craig D. Hill	Chairman and Director [Principal Executive Officer]	June 24, 2013
Craig D. Hill

/s/ Donald J. Seibel	Chief Financial Officer and Treasurer	June 24, 2013
Donald J. Seibel	[Principal Financial and Accounting Officer]

*	Director	June 24, 2013
Steven L. Baccus

*	Director	June 24, 2013
Doug Gronau

*	Vice Chairman and Director	June 24, 2013
Leland J. Hogan

*	Director	June 24, 2013
James A. Holte

*	Director	June 24, 2013
Robert A. Hanson

*
Doyle Johannes	Director	June 24, 2013

Signature	Title	Date

*	Director	June 24, 2013
Perry E. Livingston

*	Director	June 24, 2013
Charles E. Norris

*	Director	June 24, 2013
Steve Nelson

*	Director	June 24, 2013
Kevin J. Paap

*	Director	June 24, 2013
Frank S. Priestley

*	Director	June 24, 2013
Kevin G. Rogers

*	Director	June 24, 2013
Calvin L. Rozenboom

*	Director	June 24, 2013
Michael L. Spradling

*	Director	June 24, 2013
Philip J. Sundblad

*	Director	June 24, 2013
Scott E. VanderWal

*	Director	June 24, 2013
Michael S. White

*By:	/s/ David A. McNeill
David A. McNeill
Attorney-In-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(b)(10)(b)	Consent of Ernst & Young LLP.

(b)(10)(c)	Opinion and Consent of Carolyn Eddy Langenwalter, Illustration Actuary.